Description of Business and Basis of Presentation - Narrative (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 15, 2014	Mar. 31, 2014 markets segment	Dec. 31, 2013 segment markets	Dec. 31, 2012	Apr. 28, 2014 Subsequent Event	Apr. 02, 2014 Subsequent Event	Jan. 31, 2014 Subsequent Event	Mar. 14, 2014 Common Stock	Mar. 13, 2014 Common Stock	Apr. 02, 2014 Common Stock Subsequent Event	Mar. 14, 2014 Common Stock Subsequent Event	Mar. 13, 2014 Common Stock Subsequent Event	Apr. 02, 2014 Common Stock Shares Sold to Underwriter as Part of Total IPO Subsequent Event	Mar. 31, 2014 Minimum markets	Dec. 31, 2013 Minimum markets	Jan. 31, 2014 Minimum After IPO Forecast
Description of Business and Basis of Presentation [Line Items]
Number of Markets in Which the Entity Operates														180	180
Number of Largest Markets in Which the Entity Operates, Domestic		25	25
Number of Operating Segments		2	2
Subsequent Event [Line Items]
% ownership by parent						81.00%										80.00%
Long-term debt		$ 1,598,000,000	$ 0	$ 0			$ 1,598,000,000
Stock Split, Conversion Ratio								970,000			970,000
Common Stock, Outstanding		97,000,000	0			120,000,000		97,000,000	100		97,000,000	100
Common Stock, Par Value		$ 0.01									$ 0.01
Contingent Stock Dividend										3,000,000
Stock issued During Period, New Issues	100									23,000,000			3,000,000
Dividends Payable, Date Announced					Apr. 28, 2014
Dividends declared per common share					$ 0.37
Dividends Payable, Date to be Paid					Jun. 30, 2014
Dividends Payable, Date of Record					Jun. 09, 2014